Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 982,666	¥ 1,161,032
Restricted Cash	152,618	122,548
Cash, Cash Equivalents and Restricted Cash	¥ 1,135,284	¥ 1,283,580	¥ 1,405,117	¥ 1,133,212